Segment reporting - Broker Concentration (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Gross premiums written	$ 190,358	$ 124,737	$ 147,740	$ 125,705	$ 191,203	$ 184,856	$ 149,035	$ 143,320	$ 588,540	$ 668,414	$ 650,187
Gross Premiums Written
Revenue, Major Customer [Line Items]
Concentration risk, percentage									100.00%	100.00%	100.00%
Gross Premiums Written | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Gross premiums written									$ 588,540	$ 668,414	$ 650,187
Concentration risk, percentage									100.00%	100.00%	100.00%
Gross Premiums Written | Customer Concentration Risk | Largest broker
Revenue, Major Customer [Line Items]
Gross premiums written									$ 189,097	$ 197,100	$ 224,198
Concentration risk, percentage									32.10%	29.50%	34.50%
Gross Premiums Written | Customer Concentration Risk | Second largest broker
Revenue, Major Customer [Line Items]
Gross premiums written									$ 164,569	$ 144,611	$ 163,336
Concentration risk, percentage									28.00%	21.60%	25.10%
Gross Premiums Written | Customer Concentration Risk | Third largest broker
Revenue, Major Customer [Line Items]
Gross premiums written									$ 67,550	$ 140,197	$ 120,381
Concentration risk, percentage									11.50%	21.00%	18.50%
Gross Premiums Written | Customer Concentration Risk | Fourth largest broker
Revenue, Major Customer [Line Items]
Gross premiums written											$ 70,523
Concentration risk, percentage											10.80%
Gross Premiums Written | Customer Concentration Risk | Other
Revenue, Major Customer [Line Items]
Gross premiums written									$ 167,324	$ 186,506	$ 71,749
Concentration risk, percentage									28.40%	27.90%	11.10%